FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Contractual Maturity Analysis of Financial Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Current Capital Notes And Accrued Interest Due To Related Party	$ 19,337	$ 0	$ 22,419
Loans due to WH		13,177	12,920
Lease liabilities	1,486	1,651	1,455
Trade and other payables	$ 4,619	4,910	1,855
Total		44,012	42,031
In 3 months [Member]
Disclosure of financial liabilities [line items]
Trade and other payables		4,910	1,855
Total		4,910	1,855
Between 3 months and 1 year [Member]
Disclosure of financial liabilities [line items]
Loans due to WH		2,022	12,920
Lease liabilities		1,651	1,455
Total		3,673	14,375
More than 1 year [Member]
Disclosure of financial liabilities [line items]
Current Capital Notes And Accrued Interest Due To Related Party		22,419	22,419
Loans due to WH		11,155	0
Lease liabilities		1,855	3,382
Total		$ 35,429	$ 25,801